Note 12 - Federal Home Loan Bank (FHLB) Advances and Other Borrowings (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Advances from Federal Home Loan Banks, Total	$ 0	$ 0
Pledged Assets, Not Separately Reported, Other	168,300	181,200
Additional Advances from Federal Home Loan Banks	$ 60,400	$ 65,300